UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 3.2%

53,472	Bombardier Inc., Class B Shares	$191,004

3,374	European Aeronautic Defence & Space Company, (2)	166,804

3,332	Safran SA, (2)	205,568
	Total Aerospace & Defense	563,376

	Airlines – 1.1%

2,719	Ryanair Holdings PLC, Sponsored ADR, (3)	193,783

	Auto Components – 1.8%

2,306	Linamar Corporation	140,825

1,662	Magna International Inc., Class A	180,091
	Total Auto Components	320,916

	Automobiles – 4.2%

4,300	Fuji Heavy Industries Limited, (2)	152,160

4,089	Tata Motors Limited, Sponsored ADR	172,883

6,804	Toyota Motor Corporation, (2)	424,007
	Total Automobiles	749,050

	Banks – 10.0%

12,716	Banco Bradesco SA, ADR	170,013

15,081	Banco do Brasil SA, Sponsored ADR, (2)	130,903

9,792	Banco Santander SA, (2)	82,185

1,935	BNP Paribas SA, (2)	114,231

12,068	DnB NOR ASA, (2)	178,010

15,786	HSBC Holdings PLC, (2)	149,174

3,644	KBC Group NV, (2), (3)	203,372

25,100	Mitsubishi UFJ Financial Group Inc, (2)	137,905

7,969	Standard Chartered PLC, (2)	119,184

5,173	Sumitomo Mitsui Financial Group, (2)	187,018

11,254	UniCredit SpA, (2)	72,089

12,000	United Overseas Bank Limited, (2)	221,448
	Total Banks	1,765,532

	Beverages – 1.1%

2,867	Heineken NV, (2)	203,579

	Biotechnology – 0.6%

951	Actelion Limited, (2)	109,480

Nuveen Investments	1

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Capital Markets – 0.8%

3,554	Credit Suisse Group, (2)	$89,281

1,945	Deutsche Bank AG, (2)	58,242
	Total Capital Markets	147,523

	Chemicals – 8.5%

24,000	Asahi Kasei Corporation, (2)	218,938

18,000	Daicel Corporation, (2)	210,249

1,871	Johnson Matthey PLC, (2)	98,435

6,681	K+S AG, (2)	184,363

39,900	Mitsubishi Chemical Holdings Corporation, (2)	193,534

4,332	Nitto Denko Corporation, (2)	242,053

1,618	Wacker Chemie AG, (2)	177,487

3,988	Yara International ASA, (2)	177,595
	Total Chemicals	1,502,654

	Commercial Services & Supplies – 0.6%

4,287	Aggreko PLC, (2)	99,973

	Computers & Peripherals – 1.0%

5,700	Fuji Photo Film Co., Ltd., (2)	173,927

	Construction & Engineering – 2.4%

188,000	China Communications Construction Company Limited, (2)	224,427

3,652	Royal Boskalis Westminster NV, (2)	199,783
	Total Construction & Engineering	424,210

	Construction Materials – 1.0%

266,000	China Resources Cement Holdings Limited, (2)	172,111

	Diversified Financial Services – 0.3%

4,800	Orix Corporation, (2)	60,397

	Diversified Telecommunication Services – 2.1%

39,078	BT Group PLC, (2)	243,067

197,000	Nutreco N.V., (2)	134,642
	Total Diversified Telecommunication Services	377,709

	Electric Utilities – 1.4%

1,837	Elia System Operator SA NV, (2)	85,544

8,336	Korea Electric Power Corporation, Sponsored ADR	161,385
	Total Electric Utilities	246,929

	Electrical Equipment – 1.7%

18,000	Mitsubishi Electric Corporation, (2)	213,805

2,239	Osram Licht AG, (2)	87,903
	Total Electrical Equipment	301,708

2	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 5.3%

5,700	Hoya Corporation, (2)	$192,801

400	Keyence Corporation, (2)	178,238

12,597	LG Display Company Limited, ADR, (3)	190,845

2,411	NXP Semiconductors NV, (3)	184,200

8,326	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	186,336
	Total Electronic Equipment, Instruments & Components	932,420

	Food & Staples Retailing – 4.8%

4,052	Colruyt SA, (2)	188,375

2,693	Delhaize Group, (2), (3)	196,118

6,143	Kononklijke Ahold NV, (2)	109,179

1,141	Metro Inc.	91,630

112,131	Sonae, (2)	138,015

11,144	X5 Retail Group NV, (3)	135,957
	Total Food & Staples Retailing	859,274

	Food Products – 0.9%

2,162	Nestle SA, (2)	157,612

	Hotels, Restaurants & Leisure – 2.9%

20,707	Aristicrat Leisure Limited, (2), (3)	109,965

4,793	Carnival Corporation, (2)	216,635

30,546	Merlin Entertainment PLC, (2)	189,008
	Total Hotels, Restaurants & Leisure	515,608

	Household Durables – 1.7%

2,858	Berkely Group Holdings, (2)	109,888

86,503	Taylor Wimpey PLC, (2)	184,547
	Total Household Durables	294,435

	Insurance – 3.8%

2,280	Hannover Rueckversicherung AG, (2)	205,682

6,015	NN Group NV, (2), (3)	179,569

5,326	SCOR SE, (2)	161,379

378	Swiss Life Holding AG, (2)	89,341

1,200	Tokio Marine Holdings Inc., (2)	38,973
	Total Insurance	674,944

	Internet & Catalog Retail – 1.0%

8,900	Vipshop Holdings Limited, (3)	173,906

	IT Services – 1.0%

2,544	Cap Gemini Group, (2)	181,940

	Life Sciences Tools & Services – 1.1%

3,773	ICON plc, (3)	192,385

Nuveen Investments	3

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Machinery – 3.9%

47,000	Kawasaki Heavy Industries Limited, (2)	$213,735

3,294	Kone OYJ, (2)	149,968

10,000	NSK Limited, (2)	118,067

39,000	Sumitomo Heavy Industries, Limited, (2)	209,781
	Total Machinery	691,551

	Marine – 2.0%

85	A.P. Moeller-Maersk A/S, Class A Shares, (2)	162,658

31,500	Orient Overseas International Limited, (2)	183,803
	Total Marine	346,461

	Media – 2.1%

15,481	Mediaset Espana Comunicacion SA, (2), (3)	194,628

8,820	WPP Group PLC, (2)	183,383
	Total Media	378,011

	Metals & Mining – 5.5%

3,699	Anglo American PLC, (2)	68,448

2,775	BHP Billiton Limited, (2)	65,608

1,536	BHP Billiton Limited, Sponsored ADR	72,684

16,757	Compania De Minas Buenaventura, ADR	160,197

92,023	Evraz PLC, (2), (3)	219,952

22,956	Fortescue Metals Group Limited, (2)	50,403

5,817	MMC Norilsk Nickel OJSC, ADR, (2)	80,392

15,713	Newcrest Mining Limited, (2)	138,258

8,300	Sumitomo Metal Mining Company, Limited, (2)	123,793
	Total Metals & Mining	979,735

	Oil, Gas & Consumable Fuels – 2.0%

478	Koninklijke Vopak NV, (2)	24,800

9,306	Royal Dutch Shell PLC, Class B Shares, (2)	321,532
	Total Oil, Gas & Consumable Fuels	346,332

	Paper & Forest Products – 1.1%

12,125	UPM-Kymmene Corporation, (2)	198,706

	Personal Products – 1.2%

5,200	KAO Corporation, (2)	205,060

	Pharmaceuticals – 10.3%

2,488	AstraZeneca PLC, Sponsored ADR	175,105

1,610	Bayer AG, (2)	219,457

2,859	Ipsen SA, (2)	147,986

1,114	Merck KGaA, (2)	104,837

3,437	Novartis AG, (2)	318,759

4	Nuveen Investments

Shares	Description (1)			Value

	Pharmaceuticals (continued)

1,487	Novartis AG, Sponsored ADR			$137,785

5,800	Otsuka Holdings Company KK, (2)			173,891

635	Roche Holdings AG, Sponsored ADR, (2)			172,048

3,228	Shire plc, ADR, (2)			228,866

2,694	Teva Pharmaceutical Industries Limited, Sponsored ADR			154,932
	Total Pharmaceuticals			1,833,666

	Professional Services – 1.0%

2,632	Teleperformance, (2)			179,160

	Real Estate Investment Trust – 0.9%

8,945	H&R Real Estate Investment Trust			167,305

	Real Estate Management & Development – 1.1%

54,000	Kerry Properties Limited, (2)			194,458

	Trading Companies & Distributors – 1.8%

4,301	AerCap Holdings N.V, (3)			166,965

186,000	Noble Group Limited, (2)			158,683
	Total Trading Companies & Distributors			325,648

	Water Utilities – 0.6%

88,000	Guangdong Investment Limited			114,388

	Wireless Telecommunication Services – 0.9%

2,500	KDDI Corporation, (2)			157,060
	Total Long-Term Investments (cost $17,559,038)			17,512,922

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

	REPURCHASE AGREEMENTS – 0.9%

$163	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $162,591, collateralized by $125,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $172,188	0.000%	1/02/15	$162,591
	Total Short-Term Investments (cost $162,591)			162,591
	Total Investments (cost $17,721,629) – 99.6%			17,675,513
	Other Assets Less Liabilities – 0.4%			69,898
	Net Assets – 100%			$17,745,411

Nuveen Investments	5

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,514,604	$13,998,318	$—	$17,512,922
Short-Term Investments:
Repurchase Agreements	—	162,591	—	162,591
Total	$3,514,604	$14,160,909	$—	$17,675,513

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(8,723,995)	$8,723,995	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $17,725,118.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,077,514
Depreciation	(1,127,119)
Net unrealized appreciation (depreciation) of investments	$(49,605)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

6	Nuveen Investments

Nuveen Symphony Large-Cap Growth Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Aerospace & Defense – 3.0%

16,643	BE Aerospace Inc., (2)	$965,627

10,744	Boeing Company	1,396,505

13,315	Honeywell International Inc.	1,330,435

1	KLX Inc, (2)	21

5,450	Lockheed Martin Corporation	1,049,506

5,665	Raytheon Company	612,783
	Total Aerospace & Defense	5,354,877

	Air Freight & Logistics – 1.8%

7,758	FedEx Corporation.	1,347,254

16,340	United Parcel Service, Inc., Class B	1,816,518
	Total Air Freight & Logistics	3,163,772

	Airlines – 1.1%

33,806	Southwest Airlines Co.	1,430,670

8,586	United Continental Holdings Inc., (2)	574,318
	Total Airlines	2,004,988

	Auto Components – 0.8%

9,270	Delphi Automotive PLC	674,114

19,322	Gentex Corporation	698,104
	Total Auto Components	1,372,218

	Beverages – 3.1%

44,097	Coca-Cola Company	1,861,775

10,943	Constellation Brands, Inc., Class A, (2)	1,074,274

26,912	PepsiCo, Inc.	2,544,799
	Total Beverages	5,480,848

	Biotechnology – 4.7%

17,384	Amgen Inc.	2,769,097

4,535	Biogen Idec Inc., (2)	1,539,406

11,868	Celgene Corporation, (2)	1,327,554

20,180	Gilead Sciences, Inc., (2)	1,902,167

6,422	Vertex Pharmaceuticals Inc., (2)	762,934
	Total Biotechnology	8,301,158

	Capital Markets – 1.8%

11,153	Ameriprise Financial, Inc.	1,474,984

35,819	Charles Schwab Corporation	1,081,376

13,505	SEI Investments Company	540,740
	Total Capital Markets	3,097,100

Nuveen Investments	7

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 3.0%

19,869	E.I. Du Pont de Nemours and Company.	$1,469,114

5,798	Ecolab Inc.	606,007

9,966	LyondellBasell Industries NV.	791,201

1,121	NewMarket Corporation.	452,357

6,339	PPG Industries, Inc.	1,465,260

4,061	Praxair, Inc	526,143
	Total Chemicals	5,310,082

	Communication Equipment – 1.5%

9,130	F5 Networks, Inc., (2)	1,191,146

20,449	QUALCOMM, Inc.	1,519,974
	Total Communication Equipment	2,711,120

	Computers & Peripherals – 7.8%

105,035	Apple, Inc.	11,593,763

33,374	EMC Corporation	992,543

11,424	SanDisk Corporation	1,119,324
	Total Computers & Peripherals	13,705,630

	Consumer Finance – 1.6%

17,505	American Express Company	1,628,665

14,003	Capital One Financial Corporation	1,155,948
	Total Consumer Finance	2,784,613

	Containers & Packaging – 0.7%

15,044	Packaging Corp. of America	1,174,184

	Diversified Financial Services – 0.7%

12,826	Moody’s Corporation	1,228,859

	Diversified Telecommunication Services – 1.7%

63,721	Verizon Communications Inc.	2,980,868

	Electric Utilities – 0.9%

43,680	Portland General Electric Company	1,652,414

	Electrical Equipment – 0.6%

20,461	Ametek Inc.	1,076,862

	Electronic Equipment, Instruments & Components – 2.4%

18,525	Avago Technologies Limited	1,863,430

20,333	Broadcom Corporation, Class A	881,029

27,345	Intel Corporation	992,350

14,869	Micron Technology, Inc., (2)	520,563
	Total Electronic Equipment, Instruments & Components	4,257,372

8	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.3%

12,558	Halliburton Company	$493,906

21,358	Schlumberger Limited	1,824,187
	Total Energy Equipment & Services	2,318,093

	Food & Staples Retailing – 2.2%

14,278	Costco Wholesale Corporation	2,023,906

24,974	Walgreens Boots Alliance Inc	1,903,019
	Total Food & Staples Retailing	3,926,925

	Food Products – 2.0%

13,575	General Mills, Inc.	723,955

9,248	Hershey Foods Corporation	961,145

8,426	Kraft Foods Inc.	527,973

6,106	Mead Johnson Nutrition Company, Class A Shares	613,897

21,646	WhiteWave Foods Company, (2)	757,393
	Total Food Products	3,584,363

	Health Care Equipment & Supplies – 0.8%

18,054	Baxter International, Inc.	1,323,178

	Health Care Providers & Services – 2.9%

12,401	Express Scripts, Holding Company, (2)	1,049,993

23,959	HCA Holdings Inc., (2)	1,758,351

11,154	McKesson HBOC Inc.	2,315,347
	Total Health Care Providers & Services	5,123,691

	Hotels, Restaurants & Leisure – 2.6%

15,414	Brinker International Inc.	904,648

13,757	McDonald’s Corporation.	1,289,031

7,989	Starbucks Corporation	655,497

19,333	Wyndham Worldwide Corporation	1,657,998
	Total Hotels, Restaurants & Leisure	4,507,174

	Household Products – 1.1%

17,680	Colgate-Palmolive Company	1,223,279

6,821	Kimberly-Clark Corporation	788,099
	Total Household Products	2,011,378

	Industrial Conglomerates – 1.4%

13,565	Carlisle Companies Inc.	1,224,106

14,717	Danaher Corporation	1,261,394
	Total Industrial Conglomerates	2,485,500

	Insurance – 1.0%

18,465	Arthur J. Gallagher & Co.	869,332

12,287	Hanover Insurance Group Inc.	876,309
	Total Insurance	1,745,641

Nuveen Investments	9

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet & Catalog Retail – 1.6%

3,646	Amazon.com, Inc., (2)	$1,131,536

1,448	priceline.com Incorporated, (2)	1,651,024
	Total Internet & Catalog Retail	2,782,560

	Internet Software & Services – 6.6%

13,020	eBay Inc., (2)	730,683

3,731	Equinix Inc., (2)	845,930

46,413	Facebook Inc., Class A Shares, (2)	3,621,142

11,926	Google Inc., Class A, (2)	6,328,651
	Total Internet Software & Services	11,526,406

	IT Services – 3.7%

10,580	Cognizant Technology Solutions Corporation, Class A, (2)	557,143

10,358	International Business Machines Corporation (IBM)	1,661,837

32,291	MasterCard, Inc.	2,782,193

5,640	Visa Inc.	1,478,808
	Total IT Services	6,479,981

	Machinery – 2.0%

10,787	IDEX Corporation	839,660

14,646	Lincoln Electric Holdings Inc.	1,011,892

5,101	WABCO Holdings Inc.	534,483

12,216	Wabtec Corporation	1,061,448
	Total Machinery	3,447,483

	Media – 5.4%

55,159	Comcast Corporation, Class A	3,199,774

8,191	Time Warner Cable, Class A	1,245,523

22,813	Twenty First Century Fox Inc., Class A Shares	876,133

9,264	Viacom Inc., Class B	697,116

36,182	Walt Disney Company	3,407,983
	Total Media	9,426,529

	Metals & Mining – 0.4%

8,113	Compass Minerals International, Inc	704,452

	Oil, Gas & Consumable Fuels – 3.1%

8,980	Cheniere Energy Inc., (2)	632,192

13,909	EOG Resources, Inc.	1,280,602

8,719	EQT Corporation	660,029

12,303	Noble Energy, Inc	583,531

10,050	Phillips 66	720,585

4,058	Pioneer Natural Resources Company	604,033

3,323	Targa Resources Corporation	352,404

12,747	Williams Companies, Inc.	572,850
	Total Oil, Gas & Consumable Fuels	5,406,226

10	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 5.4%

27,419	AbbVie Inc.	$1,794,299

10,716	Actavis Inc., (2)	2,758,406

7,331	Allergan, Inc.	1,558,497

16,663	Bristol-Myers Squibb Company	983,617

21,222	Mylan Laboratories Inc., (2)	1,196,284

38,980	Pfizer Inc.	1,214,227
	Total Pharmaceuticals	9,505,330

	Real Estate Investment Trust – 0.8%

1,420	Outfront Media Inc., (3)	37,630

7,060	Simon Property Group, Inc.	1,285,696
	Total Real Estate Investment Trust	1,323,326

	Real Estate Management & Development – 0.7%

38,259	CBRE Group Inc., (2)	1,310,371

	Road & Rail – 1.8%

6,687	Old Dominion Frght Line., (2)	519,179

22,658	Union Pacific Corporation	2,699,247
	Total Road & Rail	3,218,426

	Software – 6.2%

107,759	Microsoft Corporation	5,005,406

78,192	Oracle Corporation	3,516,294

31,488	Parametric Technology Corporation, (2)	1,154,035

19,704	Salesforce.com, Inc., (2)	1,168,644
	Total Software	10,844,379

	Specialty Retail – 5.2%

37,517	Home Depot, Inc.	3,938,160

11,263	O’Reilly Automotive Inc., (2)	2,169,479

13,389	Restoration Hardware Holdings Incorporated, (2)	1,285,478

18,050	Ross Stores, Inc	1,701,393
	Total Specialty Retail	9,094,510

	Textiles, Apparel & Luxury Goods – 3.2%

7,303	Fossil Group Inc., (2)	808,734

20,120	Michael Kors Holdings Limited, (2)	1,511,012

19,383	Nike, Inc., Class B	1,863,676

19,297	VF Corporation	1,445,345
	Total Textiles, Apparel & Luxury Goods	5,628,767

	Tobacco – 0.8%

6,397	Lorillard Inc.	402,627

11,902	Philip Morris International	969,418
	Total Tobacco	1,372,045
	Total Long-Term Investments (cost $134,869,638)	174,753,699

Nuveen Investments	11

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.6%

	REPURCHASE AGREEMENTS – 0.6%

$1,011	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $1,010,811, collateralized by $1,015,000 U.S. Treasury Notes, 2.125%, due 6/30/21, value $1,035,300	0.000%	1/02/15	$1,010,811
	Total Short-Term Investments (cost $1,010,811)			1,010,811
	Total Investments (cost $135,880,449) – 100.0%			175,764,510
	Other Assets Less Liabilities – 0.0%			82,963
	Net Assets – 100%			$175,847,473

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$174,716,069	$37,630	$ —	$174,753,699
Short-Term Investments:
Repurchase Agreements	—	1,010,811	—	1,010,811
Total	$174,716,069	$1,048,441	$ —	$175,764,510

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $136,839,566.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$40,953,123
Depreciation	(2,028,179)
Net unrealized appreciation (depreciation) of investments	$38,924,944

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purpose, Common Stocks classified as Level 2.

12	Nuveen Investments

Nuveen Symphony Low Volatility Equity Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 6.0%

3,704	Boeing Company	$481,446

4,181	General Dynamics Corporation	575,389

6,108	Honeywell International Inc.	610,311

2,505	Raytheon Company	270,966

3,099	TransDigm Group Inc., (2)	608,489

5,603	United Technologies Corporation	644,345
	Total Aerospace & Defense	3,190,946

	Air Freight & Logistics – 1.2%

5,873	United Parcel Service, Inc., Class B	652,901

	Banks – 3.5%

9,811	Pacwest Bancorp	446,008

23,108	Wells Fargo & Company	1,266,781

4,850	Zions Bancorporation	138,273
	Total Banks	1,851,062

	Biotechnology – 2.5%

4,456	Amgen Inc.	709,797

678	Biogen Idec Inc., (2)	230,147

3,939	Gilead Sciences, Inc., (2)	371,290
	Total Biotechnology	1,311,234

	Capital Markets – 2.4%

4,279	Ameriprise Financial, Inc.	565,898

9,148	Interactive Brokers Group, Inc	266,756

11,263	SEI Investments Company	450,970
	Total Capital Markets	1,283,624

	Chemicals – 1.2%

5,218	LyondellBasell Industries NV.	414,257

955	PPG Industries, Inc.	220,748
	Total Chemicals	635,005

	Commercial Services & Supplies – 1.3%

13,436	Waste Management, Inc.	689,536

	Communication Equipment – 0.8%

1,214	F5 Networks, Inc., (2)	158,384

4,002	QUALCOMM, Inc.	297,469
	Total Communication Equipment	455,853

Nuveen Investments	13

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Computers & Peripherals – 4.3%

16,809	Apple, Inc.	$1,855,378

15,011	EMC Corporation	446,427
	Total Computers & Peripherals	2,301,805

	Consumer Finance – 3.0%

4,344	American Express Company	404,166

7,136	Capital One Financial Corporation	589,077

9,395	Discover Financial Services	615,278
	Total Consumer Finance	1,608,521

	Containers & Packaging – 0.5%

3,773	Packaging Corp. of America	294,483

	Diversified Financial Services – 1.2%

15,679	Voya Financial Inc.	664,476

	Diversified Telecommunication Services – 1.1%

6,862	Verizon Communications Inc.	321,004

34,591	Windstream Holdings Inc.	285,030
	Total Diversified Telecommunication Services	606,034

	Electric Utilities – 2.8%

6,971	Pinnacle West Capital Corporation	476,189

17,880	Portland General Electric Company	676,401

7,300	Southern Company.	358,503
	Total Electric Utilities	1,511,093

	Electronic Equipment, Instruments & Components – 3.2%

7,168	Avago Technologies Limited	721,029

19,546	Intel Corporation	709,325

6,017	Linear Technology Corporation	274,375
	Total Electronic Equipment, Instruments & Components	1,704,729

	Food & Staples Retailing – 2.1%

3,973	Costco Wholesale Corporation	563,173

7,446	Walgreens Boots Alliance Inc	567,385
	Total Food & Staples Retailing	1,130,558

	Food Products – 3.4%

6,423	Archer-Daniels-Midland Company	333,996

5,025	General Mills, Inc.	267,983

3,831	Hershey Foods Corporation	398,156

4,235	JM Smucker Company	427,650

6,289	Kraft Foods Inc.	394,069
	Total Food Products	1,821,854

14	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.6%

7,785	Baxter International, Inc.	$570,563

11,215	Medtronic, Inc.	809,723
	Total Health Care Equipment & Supplies	1,380,286

	Health Care Providers & Services – 3.8%

8,369	AmerisourceBergen Corporation	754,549

5,196	HCA Holdings Inc., (2)	381,334

4,279	McKesson HBOC Inc.	888,235
	Total Health Care Providers & Services	2,024,118

	Hotels, Restaurants & Leisure – 0.9%

12,320	La Quinta Holdings Inc, (2)	271,779

2,389	McDonald’s Corporation.	223,850
	Total Hotels, Restaurants & Leisure	495,629

	Household Products – 2.4%

4,669	Kimberly-Clark Corporation	539,456

8,211	Procter & Gamble Company	747,940
	Total Household Products	1,287,396

	Industrial Conglomerates – 1.5%

9,265	Danaher Corporation	794,103

	Insurance – 2.1%

14,828	Arthur J. Gallagher & Co.	698,102

9,991	Hartford Financial Services Group, Inc.	416,525
	Total Insurance	1,114,627

	Internet & Catalog Retail – 1.0%

449	priceline.com Incorporated, (2)	511,954

	Internet Software & Services – 3.0%

9,456	eBay Inc., (2)	530,671

2,028	Google Inc., Class A, (2)	1,076,178
	Total Internet Software & Services	1,606,849

	IT Services – 2.8%

7,993	MasterCard, Inc.	688,677

11,766	Vantiv Inc., (2)	399,102

1,529	Visa Inc.	400,904
	Total IT Services	1,488,683

	Media – 3.7%

7,930	Comcast Corporation, Class A	460,019

7,478	Liberty Global PLC Class C, (2)	361,262

3,941	Madison Square Garden Inc., (2)	296,600

4,666	Viacom Inc., Class B	351,117

5,465	Walt Disney Company	514,748
	Total Media	1,983,746

Nuveen Investments	15

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Multiline Retail – 3.8%

6,099	Dominion Resources, Inc	$469,013

4,408	DTE Energy Company	380,719

6,772	Sempra Energy.	754,130

8,159	Wisconsin Energy Corporation	430,306
	Total Multiline Retail	2,034,168

	Oil, Gas & Consumable Fuels – 4.9%

2,630	Chevron Corporation	295,033

6,759	EOG Resources, Inc.	622,301

5,815	Exxon Mobil Corporation	537,597

5,826	Phillips 66	417,724

3,655	SemGroup Corporation, A Shares	249,965

1,417	Targa Resources Corporation	150,273

6,759	Teekay Shipping Corporation	343,966
	Total Oil, Gas & Consumable Fuels	2,616,859

	Pharmaceuticals – 8.5%

5,654	AbbVie Inc.	369,998

3,513	Actavis Inc., (2)	904,281

5,104	Johnson & Johnson	533,725

12,287	Merck & Co. Inc.	697,779

40,451	Pfizer Inc.	1,260,048

5,682	Teva Pharmaceutical Industries Limited, Sponsored ADR	326,772

2,934	Valeant Pharmaceuticals International	419,885
	Total Pharmaceuticals	4,512,488

	Real Estate Investment Trust – 3.3%

18,369	Duke Realty Corporation	371,054

2,067	Essex Property Trust Inc	427,042

2,572	Simon Property Group, Inc.	468,387

8,237	Sun Communities Inc	498,009
	Total Real Estate Investment Trust	1,764,492

	Real Estate Management & Development – 1.0%

15,189	CBRE Group Inc., (2)	520,223

	Road & Rail – 2.7%

5,501	Norfolk Southern Corporation	602,964

6,874	Union Pacific Corporation	818,900
	Total Road & Rail	1,421,864

	Software – 3.4%

23,028	Microsoft Corporation	1,069,650

16,511	Oracle Corporation	742,500
	Total Software	1,812,150

16	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 5.7%

792	AutoZone, Inc., (2)			$490,335

7,545	Home Depot, Inc.			791,999

3,421	O’Reilly Automotive Inc., (2)			658,953

3,283	Tiffany & Co.			350,821

10,713	TJX Companies, Inc.			734,698
	Total Specialty Retail			3,026,806

	Thrifts & Mortgage Finance – 0.8%

27,982	TFS Financial Corporation			416,512

	Tobacco – 0.8%

8,349	Altria Group, Inc.			411,355
	Total Long-Term Investments (cost $40,381,035)			52,938,022

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

	REPURCHASE AGREEMENTS – 1.3%

$678	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14, repurchase price $677,708 collateralized by $680,000 U.S. Treasury Notes, 2.125%, due 6/30/21, value $693,600	0.000%	1/02/15	$677,708
	Total Short-Term Investments (cost $677,708)			677,708
	Total Investments (cost $41,058,743) – 100.5%			53,615,730
	Other Assets Less Liabilities – (0.5)%			(240,366)
	Net Assets – 100%			$53,375,364

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	17

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$52,938,022	$—	$ —	$52,938,022
Short-Term Investments:
Repurchase Agreements	—	677,708	—	677,708
Total	$52,938,022	$677,708	$ —	$53,615,730

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $41,091,761.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$12,750,628
Depreciation	(226,659)
Net unrealized appreciation (depreciation) of investments	$12,523,969

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

18	Nuveen Investments

Nuveen Symphony Mid-Cap Core Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 96.0%

	Aerospace & Defense – 1.9%

7,014	BE Aerospace Inc., (2)	$406,952

3,192	TransDigm Group Inc., (2)	626,749
	Total Aerospace & Defense	1,033,701

	Airlines – 2.9%

11,536	Delta Air Lines, Inc.	567,456

11,916	Southwest Airlines Co.	504,285

6,887	United Continental Holdings Inc., (2)	460,671
	Total Airlines	1,532,412

	Auto Components – 0.7%

5,351	Delphi Automotive PLC	389,125

	Banks – 0.7%

25,488	KeyCorp	354,283

	Beverages – 1.7%

5,712	Constellation Brands, Inc., Class A, (2)	560,747

2,963	Monster Beverage Corporation, (2)	321,041
	Total Beverages	881,788

	Biotechnology – 0.5%

2,249	Vertex Pharmaceuticals Inc., (2)	267,181

	Building Products – 0.7%

8,622	Fortune Brands Home & Security.	390,318

	Capital Markets – 3.2%

4,033	Ameriprise Financial, Inc.	533,364

12,019	E*Trade Group Inc, (2)	291,521

9,021	Invesco LTD	356,510

13,107	SEI Investments Company	524,804
	Total Capital Markets	1,706,199

	Chemicals – 1.4%

1,593	Sherwin-Williams Company.	419,023

5,621	Westlake Chemical Corporation	343,387
	Total Chemicals	762,410

	Communication Equipment – 0.7%

2,810	F5 Networks, Inc., (2)	366,607

Nuveen Investments	19

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Computers & Peripherals – 2.0%

5,956	SanDisk Corporation	$583,569

4,272	Western Digital Corporation	472,910
	Total Computers & Peripherals	1,056,479

	Consumer Finance – 0.9%

7,492	Discover Financial Services	490,651

	Containers & Packaging – 0.7%

4,639	Packaging Corp. of America	362,074

	Distributors – 0.5%

10,340	LKQ Corporation, (2)	290,761

	Diversified Telecommunication Services – 0.6%

6,623	Level 3 Communications Inc., (2)	327,044

	Electric Utilities – 2.9%

10,965	Pinnacle West Capital Corporation	749,019

22,431	PPL Corporation	814,918
	Total Electric Utilities	1,563,937

	Electronic Equipment, Instruments & Components – 4.2%

6,592	Amphenol Corporation, Class A	354,715

12,723	Applied Materials, Inc.	317,057

9,969	Avago Technologies Limited	1,002,782

12,932	Broadcom Corporation, Class A	560,344
	Total Electronic Equipment, Instruments & Components	2,234,898

	Energy Equipment & Services – 0.5%

3,697	Helmerich & Payne Inc.	249,252

	Food Products – 3.9%

1,654	Mead Johnson Nutrition Company, Class A Shares	166,293

7,190	Pinnacle Foods Inc.	253,807

18,929	Tyson Foods, Inc., Class A	758,864

25,468	WhiteWave Foods Company, (2)	891,125
	Total Food Products	2,070,089

	Health Care Equipment & Supplies – 2.1%

355	Intuitive Surgical, Inc., (2)	187,774

3,308	Sirona Dental Systems, Inc., (2)	289,020

5,549	Zimmer Holdings, Inc.	629,367
	Total Health Care Equipment & Supplies	1,106,161

	Health Care Providers & Services – 3.7%

9,214	AmerisourceBergen Corporation	830,734

2,509	CIGNA Corporation	258,201

9,360	HCA Holdings Inc., (2)	686,930

1,242	Humana Inc.	178,389
	Total Health Care Providers & Services	1,954,254

20	Nuveen Investments

Shares	Description (1)	Value

	Health Care Technology – 1.1%

29,300	MedAssets Inc., (2)	$578,968

	Hotels, Restaurants & Leisure – 4.6%

9,269	Brinker International Inc.	543,998

5,225	Dominos Pizza Inc	492,038

8,473	Papa Murphy’s Holdings Inc, (2)	98,456

6,547	Royal Caribbean Cruises Limited	539,669

8,672	Wyndham Worldwide Corporation	743,711
	Total Hotels, Restaurants & Leisure	2,417,872

	Household Durables – 0.7%

1,798	Whirlpool Corporation	348,345

	Household Products – 0.2%

1,059	Clorox Company.	110,358

	Industrial Conglomerates – 1.0%

6,381	Danaher Corporation	546,916

	Insurance – 6.2%

2,794	AON PLC	264,955

14,881	Arthur J. Gallagher & Co.	700,598

16,657	Hartford Financial Services Group, Inc.	694,430

6,915	Principal Financial Group, Inc	359,165

7,226	Torchmark Corporation	391,432

9,221	WR Berkley Corporation	472,669

12,095	XL Capital Ltd, Class A	415,705
	Total Insurance	3,298,954

	Internet & Catalog Retail – 1.1%

4,836	Expedia, Inc	412,801

466	NetFlix.com Inc., (2)	159,190
	Total Internet & Catalog Retail	571,991

	Internet Software & Services – 2.7%

6,781	Facebook Inc., Class A Shares, (2)	529,054

11,322	Homeaway Inc, (2)	337,169

928	LinkedIn Corporation, Class A Shares, (2)	213,171

9,622	Twitter Inc., (2)	345,141
	Total Internet Software & Services	1,424,535

	IT Services – 3.0%

1,027	Alliance Data Systems Corporation, (2)	293,774

5,742	Amdocs Limited	267,893

6,254	Fidelity National Information Services	388,999

1,837	FleetCor Technologies Inc., (2)	273,180

10,197	Vantiv Inc., (2)	345,882
	Total IT Services	1,569,728

Nuveen Investments	21

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Machinery – 5.0%

4,596	Ingersoll Rand Company Limited, Class A	$291,341

5,349	Lincoln Electric Holdings Inc.	369,562

6,396	Stanley Black & Decker Inc.	614,528

9,144	WABCO Holdings Inc.	958,108

4,906	Wabtec Corporation	426,282
	Total Machinery	2,659,821

	Media – 0.3%

1,849	Dish Network Corporation, Class A, (2)	134,774

	Metals & Mining – 1.2%

24,435	Alcoa Inc.	385,829

4,964	Nucor Corporation.	243,484
	Total Metals & Mining	629,313

	Multiline Retail – 2.7%

10,243	Ameren Corporation	472,509

11,226	DTE Energy Company	969,590
	Total Multiline Retail	1,442,099

	Multi-Utilities – 0.5%

3,912	Dollar General Corporation, (2)	276,578

	Oil, Gas & Consumable Fuels – 1.9%

5,901	Cheniere Energy Inc., (2)	415,430

5,705	Noble Energy, Inc	270,588

6,375	Range Resources Corporation	340,744
	Total Oil, Gas & Consumable Fuels	1,026,762

	Paper & Forest Products – 0.8%

8,124	International Paper Company.	435,284

	Pharmaceuticals – 3.2%

2,709	Actavis Inc., (2)	697,323

5,532	Mylan Laboratories Inc., (2)	311,839

1,044	Perrigo Company.	174,515

11,780	Sanofi-Aventis	537,286
	Total Pharmaceuticals	1,720,963

	Real Estate Investment Trust – 6.3%

2,901	Crown Castle International Corporation	228,309

6,382	Health Care REIT, Inc.	482,926

14,956	Healthcare Trust of America Inc., Class A	402,914

16,832	Host Hotels & Resorts Inc.	400,097

6,559	Prologis Inc	282,234

15,770	UDR Inc.	486,031

22	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

6,193	Ventas Inc.	$444,038

16,909	Weyerhaeuser Company	606,864
	Total Real Estate Investment Trust	3,333,413

	Real Estate Management & Development – 0.6%

7,522	Realogy Holdings Corporation, (2)	334,654

	Road & Rail – 1.2%

2,494	Kansas City Southern Industries	304,343

4,034	Old Dominion Frght Line., (2)	313,200
	Total Road & Rail	617,543

	Software – 3.1%

24,865	Activision Blizzard Inc.	501,030

4,434	Intuit, Inc	408,771

19,716	Parametric Technology Corporation, (2)	722,591
	Total Software	1,632,392

	Specialty Retail – 6.5%

6,738	AutoNation Inc, (2)	407,042

6,733	Lithia Motors Inc.	583,684

3,198	O’Reilly Automotive Inc., (2)	615,999

5,550	Restoration Hardware Holdings Incorporated, (2)	532,855

6,284	Ross Stores, Inc	592,330

2,246	Signet Jewelers Limited	295,506

5,582	Williams-Sonoma Inc	422,446
	Total Specialty Retail	3,449,862

	Textiles, Apparel & Luxury Goods – 2.8%

5,124	Fossil Group Inc., (2)	567,432

7,307	Michael Kors Holdings Limited, (2)	548,756

4,828	VF Corporation	361,617
	Total Textiles, Apparel & Luxury Goods	1,477,805

	Thrifts & Mortgage Finance – 1.7%

43,866	NMI Holdings Inc., Class A Shares, (2)	400,497

27,810	PennyMac Financial Services Inc, (2)	481,113
	Total Thrifts & Mortgage Finance	881,610

	Tobacco – 0.4%

3,100	Lorillard Inc.	195,114

	Trading Companies & Distributors – 0.5%

2,588	Watsco Inc.	276,916

	Wireless Telecommunication Services – 0.3%

1,542	SBA Communications Corporation, (2)	170,792
	Total Common Stocks (cost $43,380,774)	50,952,986

Nuveen Investments	23

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	EXCHANGE-TRADED FUNDS – 3.3%

10,469	iShares Russell MidCap Index	$1,748,742
	Total Exchange-Traded Funds (cost $1,668,519)	1,748,742
	Total Long-Term Investments (cost $45,049,293)	52,701,728
	Other Assets Less Liabilities – 0.7%	345,630
	Net Assets – 100%	$53,047,358

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$50,952,986	$—	$—	$50,952,986
Exchange-Traded Funds	1,748,742	—	—	1,748,742
Total	$52,701,728	$—	$—	$52,701,728

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $45,198,282.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$8,100,306
Depreciation	(596,860)
Net unrealized appreciation (depreciation) of investments	$7,503,446

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

24	Nuveen Investments

Nuveen Symphony Small Cap Core Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.4%

	COMMON STOCKS – 100.4%

	Aerospace & Defense – 1.1%

785	GenCorp Inc., (2)	$14,365

	Air Freight & Logistics – 0.7%

146	Park Ohio Holdings Corporation	9,202

	Automobiles – 0.4%

242	Winnebago Industries Inc.	5,266

	Banks – 6.7%

260	Banner Corporation	11,185

380	FCB Financial Holdings, Inc., Class A Shares, (2)	9,363

434	Pacwest Bancorp	19,730

358	Privatebancorp, Inc.	11,957

171	Texas Capital BancShares, Inc., (2)	9,290

377	Trico Bancshares	9,312

263	Wintrust Financial Corporation	12,298
	Total Banks	83,135

	Biotechnology – 2.2%

609	Emergent BioSolutions, Inc., (2)	16,583

173	ISIS Pharmaceuticals, Inc., (2)	10,681
	Total Biotechnology	27,264

	Building Products – 0.8%

227	Trex Company Inc., (2)	9,666

	Capital Markets – 3.2%

606	American Capital Limited, (2)	8,854

1,334	KCG Holdings Inc., Class A Shares, (2)	15,541

698	NorthStar Asset Management Group Inc	15,754
	Total Capital Markets	40,149

	Chemicals – 2.4%

309	Axalta Coating Systems Limited, (2)	8,040

131	Methanex Corporation	6,004

221	Minerals Technologies Inc.	15,348
	Total Chemicals	29,392

	Commercial Services & Supplies – 2.5%

798	CECO Environmental Corporation	12,401

259	G&K Services, Inc.	18,350
	Total Commercial Services & Supplies	30,751

Nuveen Investments	25

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Communication Equipment – 1.4%

269	CommScope Holding Company Inc., (2)	$6,141

528	Radware, Limited, (2)	11,627
	Total Communication Equipment	17,768

	Construction Materials – 1.2%

260	Caesarstone Sdot-Yam Limited, (2)	15,553

	Diversified Consumer Services – 0.4%

91	Ascent Media Corporation, (2)	4,817

	Diversified Telecommunication Services – 1.2%

529	Consolidated Communications Holdings, Inc	14,722

	Electric Utilities – 2.1%

495	Portland General Electric Company	18,726

189	Unitil Corp	6,930
	Total Electric Utilities	25,656

	Electrical Equipment – 1.5%

399	Generac Holdings Inc., (2)	18,657

	Electronic Equipment, Instruments & Components – 5.0%

647	Inphi Corporation, (2)	11,957

389	MA-COM Technology Solutions Holdings Incorporated, (2)	12,168

665	Newport Corporation, (2)	12,708

231	SYNNEX Corporation	18,055

401	Vishay Precision Group Inc., (2)	6,881
	Total Electronic Equipment, Instruments & Components	61,769

	Food Products – 2.3%

488	Dean Foods Company	9,457

87	Sanderson Farms Inc	7,310

329	WhiteWave Foods Company, (2)	11,512
	Total Food Products	28,279

	Health Care Equipment & Supplies – 4.0%

132	DexCom, Inc., (2)	7,267

249	Halyard Health Inc, (2)	11,322

237	Insulet Corporation, (2)	10,916

709	Merit Medical Systems, Inc., (2)	12,287

280	Wright Medical Group, Inc, (2)	7,523
	Total Health Care Equipment & Supplies	49,315

	Health Care Providers & Services – 5.9%

370	AMN Healthcare Services Inc., (2)	7,252

469	Capital Senior Living Corporation, (2)	11,683

555	Kindred Healthcare Inc	10,090

26	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

388	Pharmerica Corporation, (2)	$8,035

942	Select Medical Corporation	13,565

250	Team Health Holdings Inc., (2)	14,383

987	Universal American Corporation, (2)	9,159
	Total Health Care Providers & Services	74,167

	Health Care Technology – 1.2%

784	MedAssets Inc., (2)	15,492

	Hotels, Restaurants & Leisure – 6.1%

239	Cheesecake Factory Inc	12,024

559	ClubCorp Holdings Inc.	10,023

885	Denny’s Corporation, (2)	9,124

696	La Quinta Holdings Inc, (2)	15,354

255	Marriott Vacations World	19,008

770	Penn National Gaming, Inc., (2)	10,572
	Total Hotels, Restaurants & Leisure	76,105

	Insurance – 5.2%

292	Argo Group International Holdings Inc.	16,197

727	Fidelity & Guaranty Life	17,645

707	FNFV Group, (2)	11,128

366	Primerica Inc.	19,859
	Total Insurance	64,829

	IT Services – 5.4%

392	Cardtronics Inc., (2)	15,123

307	CSG Systems International Inc.	7,696

598	Evertec Inc.	13,234

1,147	Net 1 Ueps Technologies, Inc, (2)	13,076

254	VeriFone Holdings Inc., (2)	9,449

89	WEX Inc., (2)	8,804
	Total IT Services	67,382

	Machinery – 6.2%

458	Barnes Group Inc	16,951

159	Greenbrier Companies Inc	8,543

318	John Bean Technologies Corporation	10,449

917	Meritor Inc., (2)	13,893

1,375	Mueller Water Products Inc.	14,080

342	Sun Hydraulics Corporation	13,468
	Total Machinery	77,384

Nuveen Investments	27

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Media – 2.3%

153	Madison Square Garden Inc., (2)	$11,515

594	Starz, Class A, (2)	17,642
	Total Media	29,157

	Multi-Utilities – 0.7%

179	Burlington Store Inc, (2)	8,460

	Oil, Gas & Consumable Fuels – 3.4%

224	Carrizo Oil & Gas, Inc., (2)	9,318

256	Delek US Holdings Inc	6,984

209	Sanchez Energy Corporation, (2)	1,942

167	SemGroup Corporation, A Shares	11,421

69	Targa Resources Corporation	7,318

106	Teekay Shipping Corporation	5,394
	Total Oil, Gas & Consumable Fuels	42,377

	Paper & Forest Products – 2.0%

148	Clearwater Paper Corporation, (2)	10,146

517	KapStone Paper and Packaging Corp.	15,153
	Total Paper & Forest Products	25,299

	Pharmaceuticals – 0.5%

36	Jazz Pharmaceuticals, Inc., (2)	5,894

	Real Estate Investment Trust – 8.3%

447	Chesapeake Lodging Trust	16,633

1,117	DiamondRock Hospitality Company	16,610

539	Hudson Pacific Properties Inc	16,202

1,039	iStar Financial Inc., (2)	14,182

334	LaSalle Hotel Properties	13,517

173	PS Business Parks Inc.	13,760

219	Sun Communities Inc	13,241
	Total Real Estate Investment Trust	104,145

	Road & Rail – 2.6%

189	Con-Way, Inc	9,295

181	Genesee & Wyoming Inc., (2)	16,276

129	Saia, Inc, (2)	7,141
	Total Road & Rail	32,712

	Software – 4.3%

171	Aspen Technology Inc, (2)	5,988

425	Manhattan Associates Inc., (2)	17,306

293	Parametric Technology Corporation, (2)	10,738

289	Take-Two Interactive Software, Inc., (2)	8,101

939	TiVo, Inc., (2)	11,118
	Total Software	53,251

28	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail – 2.6%

413	CST Brands Inc.	$18,011

172	Lithia Motors Inc.	14,911
	Total Specialty Retail	32,922

	Textiles, Apparel & Luxury Goods – 0.7%

298	Movado Group Inc.	8,454

	Thrifts & Mortgage Finance – 1.7%

307	First Defiance Financial Corporation	10,457

1,140	NMI Holdings Inc., Class A Shares, (2)	10,408
	Total Thrifts & Mortgage Finance	20,865

	Trading Companies & Distributors – 2.2%

246	H&E Equipment Services, Inc.	6,910

189	Watsco Inc.	20,223
	Total Trading Companies & Distributors	27,133
	Total Long-Term Investments (cost $1,139,757)	1,251,754
	Other Assets Less Liabilities – (0.4)%	(4,760)
	Net Assets – 100%	$1,246,994

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,251,754	$—	$—	$1,251,754

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $1,139,902.

Nuveen Investments	29

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$137,762
Depreciation	(25,910)
Net unrealized appreciation (depreciation) of investments	$111,852

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

30	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 27, 2015